Note 11 - Stock Options and Warrants (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 03, 2017	Jan. 24, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.18		$ 0.17	$ 1.22	$ 29.20
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,189,987		3,252,072	1,938,249	43,938
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			57,445	46,260	4,119
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			7,500	2,102	1,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			9 years 219 days	9 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			$ 0	$ 0
Class of Warrant or Right, Outstanding			180,000	180,000	202,500
Class Of Warrant Or Right, Outstanding, Weighted Average Exercise Price			$ 16.87	$ 16.87	$ 26.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 0	$ 0
Share Price			$ 0.16	$ 0.18
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 0
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			25,000
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			3,227,072	452,500	11,563
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	500,653
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	439,008
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,326
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 906,778	$ 843,779
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			4 years 219 days	2 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value			$ 426,701
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Employee Stock Option [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			180 days
Employee Stock Option [Member] | Executive Officer [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years	2 years
Employee Stock Option [Member] | Executive Officer [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year	1 year
Stock Options, Employment Agreement [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		2,037,085
Stock Options, Employment Agreement [Member] | Vest on January 24, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		940,193
Stock Options, Employment Agreement [Member] | Vest in Eight Quarterly Installments During the Twenty-four Months Ending January 24, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		626,795
Stock Options, Employment Agreement [Member] | Vest Upon the Achievement of Three Consecutive Quarters of Positive Cash Flow [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		548,446
Stock Options, Employment Agreement [Member] | Vest Upon Sale of Earth Station Assets in Miami, Florida for Gross Proceeds Equal to or Greater than $15,000,000 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		548,446
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Granted in Period, Fair Value			$ 140,708